CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION	10 Months Ended
Dec. 31, 2021
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION.
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 9. CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2021, there were 14,375,000 shares of Class A common stock outstanding, all of which were subject to possible redemption.

As of December 31, 2021, Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

For the
Period from
February 26,
2021
(Inception)
Through
December 31,
2021
Gross proceeds	$143,750,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Re-measurement of carrying value to redemption value	10,115,561
Class A common stock subject to possible redemption	$143,750,000